Note 7 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
In millions	2013	2012	2011
Compensation costs (1)	$22	$9	$14
Income tax benefits (1)	1	1	1
Excess tax benefits (2)	-	1	1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value (in millions)
Outstanding - December 31, 2010	2,229,112	$34.85
Granted	1,685	42.19
Exercised	(383,646)	31.11
Forfeited	(23,997)	37.70
Outstanding - December 31, 2011	1,823,154	$35.61
Granted	-	-
Exercised	(234,844)	32.07
Forfeited	(59,720)	37.34
Outstanding - December 31, 2012 (1)	1,528,590	$36.09	3.7	$6
Granted	-	-	-
Exercised	(617,358)	35.37	2.3
Forfeited	(12,500)	38.36	2.6
Outstanding - December 31, 2013 (1) (2)	898,732	$36.55	3.0	$10

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
In millions	Measurement period end date	Fair value accrued at December 31, 2013	Maximum aggregate payout
Granted in 2011	December 31, 2013	$7	$12
Granted in 2012	December 31, 2014	$6	$18
Granted in 2013	December 31, 2015	$3	$18

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares of restricted stock	Weighted average remaining vesting period (in years)	Weighted average fair value
Outstanding - December 31, 2011 (1)	477,354		$34.40
Issued	268,840		40.08
Forfeited	(28,829)		39.07
Vested	(214,274)		36.45
Outstanding - December 31, 2012 (1)	503,091	1.8	$39.44
Issued	175,935	2.8	42.41
Forfeited	(33,352)	2.0	40.64
Vested	(204,421)	0.0	38.71
Outstanding - December 31, 2013 (1)	441,253	1.8	$40.82

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	2013	2012	2011
Shares purchased on the open market	97,734	103,589	65,843
Average per-share purchase price	$42.96	$38.96	$40.55
Total purchase price discount	$628,358	$591,855	$401,346